Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	NAYAX LTD.
Entity Central Index Key	0001901279
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	No
Entity Filer Category	Large Accelerated Filer
Auditor Attestation Flag	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,301,367
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Incorporation State Country Code	L3
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-41491
Entity Address, Address Line One	3 Arik Einstein Street
Entity Address, Address Line Two	Bldg. B, 1st Floor
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4659071
Title of 12(b) Security	Ordinary shares
Trading Symbol	NYAX
Security Exchange Name	NASDAQ
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1309
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Nayax Ltd. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of profit or loss, comprehensive income (loss), changes in equity and cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Yair Nechmad
Entity Address, Address Line One	3 Arik Einstein Street
Entity Address, Address Line Two	Bldg. B, 1st Floor
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4659071
City Area Code	972
Local Phone Number	3 769380